Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
Research and development	$ 2,908,705	$ 604,334	$ 10,625,032	$ 3,495,648
General and administrative	2,101,402	615,653	11,435,658	2,767,590
Settlement expense	21,365,641		39,486,139
Reimbursement of expenses from Relief Therapeutics	(771,245)		(10,160,421)
Total operating expenses	25,604,503	1,219,987	51,386,408	6,263,238
Loss from operations	(25,604,503)	(1,219,987)	(51,386,408)	(6,263,238)
Other (income) expenses:
Gain on extinguishment of debt	(120,810)
Interest expense	5,181	36,268	56,695	303,057
Change in fair value of embedded put		27,160	27,160	162,866
Loss on conversion of convertible notes payable		306,641	306,641
Total other income (expenses)	115,629	(370,069)	(390,496)	(465,923)
Loss before tax	(25,488,874)	(1,590,056)	(51,776,904)	(6,729,161)
Tax expense	0	0	0	0
Net loss	$ (25,488,874)	$ (1,590,056)	$ (51,776,904)	$ (6,729,161)
Net loss per share Basic and Diluted	$ (2.26)	$ (0.15)	$ (4.77)	$ (0.63)
Weighted average common shares outstanding Basic and Diluted	11,284,247	10,689,811	10,845,240	10,690,209